2. Customer deposits - Related party (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2014
Customer deposits - related party	$ 400,000	$ 400,000	$ 400,000
UPT Minority Owner [Member]
Minority interest percentage	5.00%			5.00%